SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is February 15, 2018.

MFS® Diversified Income Fund

Effective March 1, 2018, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Summary of Key Information" is replaced in its entirety as follows:
Portfolio Manager	Since	Title
Robert Almeida	March 2018	Investment Officer of MFS
Jim Swanson	2006	Investment Officer of MFS
William Adams	2011	Chief Investment Officer-Global Fixed Income of MFS
Ward Brown	2013	Investment Officer of MFS
David Cole	2006	Investment Officer of MFS
Rick Gable	2006	Investment Officer of MFS
Matt Ryan	2006	Investment Officer of MFS
Jonathan Sage	2006	Investment Officer of MFS
Geoffrey Schechter	2006	Investment Officer of MFS
Michael Skatrud	March 2018	Investment Officer of MFS
Effective September 1, 2018 and December 31, 2018, William Adams and Jim Swanson, respectively, will no longer be portfolio managers of the fund.

Effective March 1, 2018, the section entitled "Portfolio Manager(s)" beneath the main heading entitled "Management of the Fund" is replaced in its entirety as follows:
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Robert Almeida	Lead Portfolio Manager	Employed in the investment area of MFS since 2007
Jim Swanson	Lead Portfolio Manager	Employed in the investment area of MFS since 1985
William Adams	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2009
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Rick Gable	Real Estate Related Investments Portfolio Manager	Employed in the investment area of MFS since 2011
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Geoffrey Schechter	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since 1993
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since May 2013; Senior High Yield Analyst at Columbia Management Investment Advisors, LLC from June 2009 to April 2013
Effective September 1, 2018 and December 31, 2018, William Adams and Jim Swanson, respectively, will no longer be portfolio managers of the fund.

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